Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND | Servicing Class | CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Annual Return [Percent]	3.97%	4.98%	4.80%	1.32%	0.01%	0.25%	1.75%	1.41%	0.32%	0.03%
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND | Servicing Class
Prospectus [Line Items]
Annual Return [Percent]	4.17%	5.96%	5.15%	(15.29%)	5.05%	3.41%	8.57%	0.43%	9.45%	(1.04%)
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND | Class N
Prospectus [Line Items]
Annual Return [Percent]	8.07%	6.74%	11.84%	(11.21%)	2.92%	2.54%	8.39%	(1.83%)	6.30%	11.06%